Significant Accounting Policies, Impairment of Long-Lived Assets (Vessels) and Right-of-use assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Asset Vessel	Dec. 31, 2023 USD ($)
Impairment of Long-Lived Assets (Vessels) [Abstract]
Term of estimated charter rates used to determine undiscounted projected operating cash flows	1 year
Term of historical charter rates used to determine undiscounted projected operating cash flows	10 years
Number of vessels with indication of impairment | Vessel	2
Number of right-of use assets with indication of impairment | Asset	1
Carrying value of vessels evaluated for impairment	$ 44,009
Right-of-use assets	27,560	$ 47,706
Impairment loss	$ 0